Earnings Per Unit (Details) (Linn Energy, LLC [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) allocated to units	$ (221,885)	$ (6,202)	$ (386,616)	$ 438,439	$ (114,288)
Income allocated to unvested restricted units	(1,301)	(1,375)	(4,575)	(4,739)	0
Net income (loss) available to common unitholders, basic	$ (223,186)	$ (7,577)	$ (391,191)	$ 433,700	$ (114,288)
Weighted average units outstanding
Weighted average units outstanding – Basic (in units)	233,176,000	193,256,000	203,775,000	172,004,000	142,535,000
Dilutive effect of unit equivalents (in units)	0	0	0	725,000	0
Weighted average units outstanding – Diluted (in units)	233,176,000	193,256,000	203,775,000	172,729,000	142,535,000
Earnings per share reconciliation
Basic net income (loss) per unit (in usd per unit)	$ (0.96)	$ (0.04)	$ (1.92)	$ 2.52	$ (0.80)
Dilutive effect of unit equivalents (in usd per unit)	$ 0	$ 0.00	$ 0.00	$ (0.01)	$ 0
Diluted net income (loss) per unit (in usd per unit)	$ (0.96)	$ (0.04)	$ (1.92)	$ 2.51	$ (0.80)
Unit options and warrants
Earnings per share reconciliation
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)	5,000,000	2,000,000	2,000,000	0	2,000,000